Unaudited Condensed Statements of Operations - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating costs	$ 7,948	$ 171,272	$ 211,271	$ 649,845	$ 298,491	$ 1,012,448
Loss from operations	(7,948)	(171,272)	(211,271)	(649,845)	(298,491)	(1,012,448)
Other (expense) income:
Interest earned on cash and marketable securities held in Trust Account	0	436,747	12,426	556,742	19,579	31,308
Interest expense – debt discount		(4,593)		(4,593)
Offering costs allocated to warrants	0				(849,993)	(868,131)
Excess of Private Warrants fair value over purchase price	0				(3,097,200)	(3,097,200)
Change in fair value of warrant liability	0	(513,158)	9,444,519	9,746,496	8,570,219	3,911,091
Unrealized gain – treasury bills		(42,178)		(22,368)
Change in fair value of conversion option liability		35,333		35,333
Total other (expense) income	0	(87,849)	9,456,945	10,311,610	4,642,605	(22,932)
Net (loss) income	$ (7,948)	$ (259,121)	$ 9,245,674	$ 9,661,765	$ 4,344,114	$ (1,035,380)
Common Class A [Member]
Other (expense) income:
Weighted average shares outstanding, basic	0	34,500,000	34,500,000	34,500,000	23,635,359	29,112,329
Weighted average shares outstanding, diluted	0	34,500,000	34,500,000	34,500,000	23,635,359	29,112,329
Earnings Per Share, Basic	$ 0	$ (0.01)	$ 0.21	$ 0.22	$ 0.14	$ (0.03)
Earnings Per Share, Diluted	$ 0	$ (0.01)	$ 0.21	$ 0.22	$ 0.14	$ (0.03)
Common Class B [Member]
Other (expense) income:
Weighted average shares outstanding, basic	0	8,625,000	8,625,000	8,625,000	8,270,718	8,449,315
Weighted average shares outstanding, diluted	0	8,625,000	8,625,000	8,625,000	8,270,718	8,449,315
Earnings Per Share, Basic	$ 0	$ (0.01)	$ 0.21	$ 0.22	$ 0.14	$ (0.03)
Earnings Per Share, Diluted	$ 0	$ (0.01)	$ 0.21	$ 0.22	$ 0.14	$ (0.03)